Note 45 - Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations
Net Gains Loss On Sales	€ 26	€ 70
Impairment loss	15	41
Total Profit or Loss From Non Current Assets And Disposal Groups Classified As Held For Sale Not Qualifying As Discontinued Operations	€ 11	€ 29